Commitments - Schedule of Maturity Analysis of Operating Lease Payments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Within 1 year [Member]
Commitments
Total	¥ 97	¥ 4,618	¥ 3,530